Award Timing Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($) shares $ / shares	Sep. 25, 2025	[3]	Sep. 22, 2025	[4]	Mar. 13, 2025		Mar. 12, 2025	[5]
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

Although we do not have a formal policy that requires us to award equity or equity-based compensation on specific dates, we generally issue equity awards to our employees, including our executive officers, annually in the first calendar quarter, and such awards are approved by our Board or Compensation Committee during the first quarter. In certain circumstances, including the hiring of an employee, the Board or Compensation Committee may approve grants to be effective at other times.

Our Board and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of such awards. Further, our Board and Compensation Committee has not timed, and does not plan to time, the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

As required by Item 402(x) of Regulation S-K under the Exchange Act, the following table presents information regarding options issued to our Named Executive Officers in fiscal year 2025 during any period beginning four business days before the (i) filing of a periodic report on Form 10-Q or Form 10-K or (ii) the filing or furnishing a current report on Form 8-K that discloses material nonpublic information, and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award (1)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Mariam Sorond	3/14/2025	141,362	12.14	$998,758	7.5%(2)
Tim Gray	9/22/2025	139,646	18.58	$1,512,746	-0.8%(3), -2.8%(4)
James Black	3/11/2025	104,319	12.35	$374,536	7.5%(2), 10.2%(5)

(1)    Represents the grant date fair value of the award, computed in accordance with ASC 718.

(2)    Represents the change in stock price on the trading days immediately preceding and following a current report on Form 8-K filed on March 13, 2025.

(3)    Represents the change in stock price on the trading days immediately preceding and following a current report on Form 8-K filed on September 22, 2025.

(4)    Represents the change in stock price on the trading days immediately preceding and following a current report on Form 8-K filed on September 25, 2025.

(5)    Represents the change in stock price on the trading days immediately preceding and following the annual report on Form 10-K filed on  March 12, 2025.

Award Timing MNPI Considered [Flag]		false
Awards Close in Time to MNPI Disclosures [Table Text Block]
Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award (1)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Mariam Sorond	3/14/2025	141,362	12.14	$998,758	7.5%(2)
Tim Gray	9/22/2025	139,646	18.58	$1,512,746	-0.8%(3), -2.8%(4)
James Black	3/11/2025	104,319	12.35	$374,536	7.5%(2), 10.2%(5)

(1)    Represents the grant date fair value of the award, computed in accordance with ASC 718.

(2)    Represents the change in stock price on the trading days immediately preceding and following a current report on Form 8-K filed on March 13, 2025.

(3)    Represents the change in stock price on the trading days immediately preceding and following a current report on Form 8-K filed on September 22, 2025.

(4)    Represents the change in stock price on the trading days immediately preceding and following a current report on Form 8-K filed on September 25, 2025.

(5)    Represents the change in stock price on the trading days immediately preceding and following the annual report on Form 10-K filed on  March 12, 2025.

Mariam Sorond
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name		Mariam Sorond
Award Underlying Securities Amount | shares		141,362
Award Exercise Price | $ / shares		$ 12.14
Award Grant Date Fair Value | $	[1]	$ 998,758
Underlying Security Market Price Change, Percent	[2]						7.5
Tim Gray
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name		Tim Gray
Award Underlying Securities Amount | shares		139,646
Award Exercise Price | $ / shares		$ 18.58
Award Grant Date Fair Value | $	[1]	$ 1,512,746
Underlying Security Market Price Change, Percent			(2.8)		(0.8)
James Black
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name		James Black
Award Underlying Securities Amount | shares		104,319
Award Exercise Price | $ / shares		$ 12.35
Award Grant Date Fair Value | $	[1]	$ 374,536
Underlying Security Market Price Change, Percent							7.5	[2]	10.2

[1]	Represents the grant date fair value of the award, computed in accordance with ASC 718.
[2]	Represents the change in stock price on the trading days immediately preceding and following a current report on Form 8-K filed on March 13, 2025.
[3]	Represents the change in stock price on the trading days immediately preceding and following a current report on Form 8-K filed on September 25, 2025.
[4]	Represents the change in stock price on the trading days immediately preceding and following a current report on Form 8-K filed on September 22, 2025.
[5]	Represents the change in stock price on the trading days immediately preceding and following the annual report on Form 10-K filed on March 12, 2025.